Jan. 12, 2017
Pacer Global High Dividend ETF
Pacer Global High Dividend ETF
Pacer Global High Dividend ETF (PGHD)

(the “Fund”)

January 12, 2017

Supplement to the Prospectus

dated August 31, 2016

Effective January 13, 2017, the name of the Fund is changed to Pacer Global Cash Cows Dividend ETF, and the Fund’s ticker symbol is changed to “GCOW”.

Additionally, the name of the Fund’s underlying index (the “Index”) has changed to the Pacer Global Cash Cows Dividend Index. Only the name of the Index is affected by this change, and no other aspects of the Index, including its components, value, and methodology, are affected by this change.

As a result of these changes, all references to the “Pacer Global Cash Cows Dividend 100 Index” and “Pacer Global High Dividend ETF” in the Summary Prospectus are revised to refer to the “Pacer Global Cash Cows Dividend Index” and “Pacer Global Cash Cows Dividend ETF,” respectively.

Additionally, the section entitled “Principal Investment Strategies of the Fund – The Index” is deleted in its entirety and replaced with the following:

The Index

The Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yields backed by a high free cash flow yield. Companies with high free cash flow yields are commonly referred to as “cash cows”.

The initial index universe is derived from the component companies of the FTSE Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), are excluded from the Index universe.

The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.

Free Cash Flow (FCF): The cash remaining after a company has paid expenses, interest, taxes, and long-term investments. It is the source from which dividends are paid.
Enterprise Value (EV): A company’s market capitalization plus its debt and minus its cash and cash equivalents.
Free Cash Flow Yield: FCF / EV

At the time of each rebalance of the Index, the companies included in the Index are weighted based on the aggregate amount of dividends distributed by each company for the trailing twelve month period, and weightings are capped at 2% of the weight of the Index for any individual company. The index is reconstituted and rebalanced semi-annually as of the close of business on the 3rd Friday of June and December.

Please retain this Supplement with your Summary Prospectus for future reference.